Earnings Per Unit	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Earnings Per Unit

Note 2.   Earnings Per Unit

Basic net loss per unit is calculated by dividing net loss attributable to Class A members by the weighted average units outstanding during the period, without consideration for Class A equivalents. Diluted net loss per unit is calculated by adjusting weighted average units outstanding for the dilutive effect of common unit equivalents outstanding for the period, determined using the treasury-stock method. If the Company reports a loss, rather than income, the computation of diluted loss per unit excludes the effect of dilutive common unit equivalents, as their effect would be anti-dilutive. For the nine months ended October 2, 2021, we excluded shares that would be issuable assuming conversion of all the Convertible Notes (See Note 8) as their effect would be anti-dilutive under the if-converted method. For the nine months ended October 3, 2020, there were no existing equity units considered to be Class A equivalents and therefore, basic and diluted net loss per unit were the same for all periods presented.

The performance-based Class P units (See Note 10) are omitted from the calculation of diluted Earnings Per Unit until it is determined that the performance criteria have been met at the end of the reporting period.

The basic and diluted earnings per unit calculations for the periods presented (in thousands, except share and per unit amounts):

	For the Nine Months Ended
	October 2, 2021	October 3, 2020
Numerator:
Loss from continuing operations	$(20,441)	$(37,916)
Loss from discontinued operations	(8,114)	(1,708)
Net loss	(28,555)	(39,624)
Less: accrued preferred return	(1,638)	(2,508)
Net loss attributable to Class A Units (basic)	$(30,193)	$(42,132)
Denominator:
Weighted-average number of units outstanding, basic and diluted
Class A – basic and diluted	2,161,951	2,005,824
EPU:
Continuing operations – Class A – basic and diluted	$(10.21)	$(20.15)
Discontinued operations – Class A – basic and diluted	$(3.75)	$(0.85)
Net loss – Class A – basic and diluted	$(13.96)	$(21.00)

Note 2.     Earnings Per Unit

Basic net loss per unit is calculated by dividing net loss attributable to Class A members by the weighted average units outstanding during the period, without consideration for Class A equivalents. Diluted net loss per unit is calculated by adjusting weighted average units outstanding for the dilutive effect of common unit equivalents outstanding for the period, determined using the treasury-stock method. If the Company reports a loss, rather than income, the computation of diluted loss per unit excludes the effect of dilutive common unit equivalents, as their effect would be anti-dilutive. For purposes of the diluted net loss per unit calculation, as there are no existing equity units considered to be Class A equivalents, basic and diluted net loss per unit were the same for all periods presented. The performance-based Class P units (See Note 9) are omitted from the calculation of diluted Earnings Per Unit until it is determined that the performance criteria has been met at the end of the reporting period.

The basic and diluted earnings per unit calculations for the years ended December 31, 2020 and 2019 are presented below (in thousands, except for units and per unit amounts):

	2020	2019
Numerator:
Net loss	$(98,087)	$(67,794)
Less: accrued preferred return	(3,287)	(742)
Net loss attributable to Class A Units	(101,374)	(68,536)
Denominator:
Weighted-average number of units outstanding, basic and diluted	2,005,824	1,962,115
Net loss per unit, basic and diluted	$(50.54)	$(34.93)